CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest and dividend income:
Loans, including fees		¥ 3,003,985	¥ 2,953,217	¥ 1,960,377
Investments:
Interest		359,710	192,116	78,953
Dividends		123,899	113,808	96,237
Trading account assets		822,358	714,884	426,117
Call loans and funds sold		21,187	32,963	13,877
Receivables under resale agreements and securities borrowing transactions		867,880	739,016	307,744
Deposits in other banks		967,958	1,020,997	505,486
Total interest and dividend income		6,166,977	5,767,000	3,388,791
Interest expense:
Deposits		2,218,010	2,176,777	1,061,014
Trading account liabilities		225,020	174,883	101,311
Call money and funds purchased		16,620	22,167	17,308
Payables under repurchase agreements and securities lending transactions		1,908,525	1,716,331	671,006
Other short-term borrowings		148,805	95,704	59,314
Long-term debt		389,997	376,214	270,111
Total interest expense		4,906,978	4,562,076	2,180,064
Net interest income		1,259,999	1,204,924	1,208,727
Provision (credit) for credit losses (Notes 3 and 5)		96,943	47,135	93,753
Net interest income after provision (credit) for credit losses		1,163,055	1,157,788	1,114,974
Noninterest income (Note 24):
Fee and commission income		1,206,839	1,117,826	984,345
Foreign exchange gains (losses)—net (Note 25)	[1]	(185,963)	(19,390)	189,526
Trading account gains (losses)—net (Note 25)		803,383	390,260	(603,910)
Investment gains (losses)—net:
Debt securities		(4,538)	(6,446)	5,167
Equity securities		(181,948)	1,010,288	135,601
Equity in earnings (losses) of equity method investees—net	[2]	28,233	19,791	(26,999)
Gains on disposal of premises and equipment		71,862	10,128	4,920
Other noninterest income	[3],[4]	265,045	221,273	199,453
Total noninterest income		2,002,912	2,743,729	888,103
Noninterest expenses:
Salaries and employee benefits		883,410	803,966	694,027
General and administrative expenses		826,907	751,187	692,879
Occupancy expenses		185,576	168,473	164,603
Fee and commission expenses		254,079	239,246	202,347
Provision (credit) for credit losses on off-balance-sheet instruments		27,080	9,585	6,581
Other noninterest expenses		229,629	305,950	173,470
Total noninterest expenses		2,406,680	2,278,406	1,933,907
Income before income tax expense		759,288	1,623,112	69,170
Income tax expense (Note 19)		199,532	425,120	35,142
Net income	[5]	559,756	1,197,992	34,028
Less: Net income (loss) attributable to noncontrolling interests		(33,637)	285,519	48,037
Net income (loss) attributable to MHFG shareholders		¥ 593,393	¥ 912,473	¥ (14,009)
Earnings per common share (Note 18):
Basic net income (loss) per common share		¥ 234.55	¥ 359.7	¥ (5.52)
Diluted net income (loss) per common share	[6]	234.52	359.65	(5.52)
Dividends per common share:
Common stock		¥ 140	¥ 105	¥ 85

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”
[6]	For the fiscal years ended March 31, 2023, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal years ended March 31, 2023, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.